CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Hman Group holdings Inc and subsidiaries
Cash flows from operating activities:
Net loss	$ (8,970,000)	$ (14,804,000)	$ (24,499,000)	$ (85,479,000)	$ (58,681,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	31,250,000	32,365,000	126,915,000	124,568,000	90,632,000
Deferred income taxes	(5,955,000)	(3,861,000)	(9,462,000)	(23,586,000)	(10,566,000)
Deferred financing and original issue discount amortization	904,000	943,000	3,722,000	3,726,000	2,455,000
Stock-based compensation expense	1,741,000	1,145,000	5,125,000	2,981,000	1,590,000
Gain on disposal of property and equipment			161,000	(573,000)	(5,988,000)
Change in fair value of contingent consideration		(4,400,000)	(3,515,000)
Other non-cash interest and change in value of interest rate swap	(673,000)	2,250,000	601,000	2,608,000	607,000
Changes in operating items:
Accounts receivable	(15,155,000)	(26,384,000)	(32,417,000)	22,863,000	7,934,000
Inventories	(55,407,000)	1,527,000	(67,147,000)	(3,205,000)	(68,978,000)
Other assets	(5,405,000)	(1,768,000)	(10,743,000)	2,878,000	(1,496,000)
Accounts payable	18,485,000	1,072,000	76,031,000	(11,975,000)	41,092,000
Other accrued liabilities	(6,204,000)	(5,726,000)	27,098,000	9,666,000	(3,523,000)
Net cash used in operating activities	(45,389,000)	(17,641,000)	92,080,000	52,359,000	7,547,000
Cash flows from investing activities:
Acquisition of business, net of cash received		(800,000)	(800,000)	(6,135,000)	(500,989,000)
Capital expenditures	(9,077,000)	(15,404,000)	(45,274,000)	(57,753,000)	(71,621,000)
Proceeds from sale of property and equipment				10,400,000
Net cash used in investing activities	(9,077,000)	(16,204,000)	(46,074,000)	(53,488,000)	(572,610,000)
Cash flows from financing activities:
Repayments of senior term loans	(2,652,000)	(2,652,000)	(10,608,000)	(10,608,000)	(532,488,000)
Borrowings of revolving credit loans	62,000,000	46,500,000	99,000,000	43,500,000	165,550,000
Repayments of revolving credit loans	(14,000,000)	(12,000,000)	(140,000,000)	(38,700,000)	(76,850,000)
Principal payments under finance and capitalized lease obligations	(227,000)	(206,000)	(836,000)	(683,000)	(235,000)
Proceeds from sale of common stock	1,643,000			750,000
Net cash provided by financing activities	46,764,000	31,642,000	(45,104,000)	(7,053,000)	581,927,000
Effect of exchange rate changes on cash	94,000	(610,000)	645,000	(79,000)	1,433,000
Net increase (decrease) in cash and cash equivalents	(7,608,000)	(2,813,000)	1,547,000	(8,261,000)	18,297,000
Cash and cash equivalents at beginning of period	21,520,000	19,973,000	19,973,000	28,234,000	9,937,000
Cash and cash equivalents at end of period	13,912,000	17,160,000	21,520,000	19,973,000	28,234,000
Supplemental disclosure of cash flow information:
Interest paid on junior subordinated debentures, net	3,057,000	4,077,000
Interest paid	22,156,000	26,841,000
Income taxes paid	$ 8,000	$ (18,000)	$ (301,000)	$ (489,000)	$ 1,027,000